CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	750,000,000	400,000,000	400,000,000
Common stock, issued	31,970,784	10,886,374	7,909,375
Common stock, outstanding	31,970,784	10,886,374	7,909,375